Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Operating Activities:
Net Income	$ 1,025,639	$ 838,063
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	446,463	413,695
Change in deferred taxes, net	71,388	29,721
(Gain) loss on sale of investments	(34,035)	(176)
(Gain) loss on sale of fixed assets	2,213	(1,093)
Stock Option Compensation Expense	19,685	21,667
Cash outflow from hedging	(13,903)	(58,718)
Investment gain	139,600
Dividend income from equity method investees	39,755
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(2,890)	(227,190)
Inventories, net	(43,214)	(105,445)
Prepaid expenses, other current and non-current assets	130,052	(65,597)
Accounts receivable, related parties	(26,281)	(9,496)
Accounts payable, related parties	16,257	(8,482)
Accounts payable, accrued expenses and other current and non-current liabilities	59,020	96,629
Income tax payable	(83,175)	26,122
Net cash provided by (used in) operating activities	1,467,374	949,700
Investing Activities:
Purchases of property, plant and equipment	(449,962)	(396,606)
Proceeds from sale of property, plant and equipment	11,292	16,496
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,788,831)	(1,171,293)
Proceeds from divestitures	231,747
Net cash (used in) provided by investing activities	(1,995,754)	(1,551,403)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	119,113	143,893
Repayments of short-term borrowings and other financial liabilities	(112,419)	(131,831)
Proceeds from short-term borrowings from related parties	79,207	148,383
Repayments of short-term borrowings from related parties	(13,576)	(66,246)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs and other hedging costs of $156,391 and $123,140 in 2011)	2,054,420	2,526,085
Repayments of long-term debt and capital lease obligations	(1,158,335)	(723,234)
Redemption of Trust Preferred Securities		653,760
Increase (decrease) of accounts receivable securitization program	12,500	(510,000)
Proceeds from exercise of stock options	94,539	68,560
Payment of dividends [N]	(271,733)	(280,649)
Distributions to noncontrolling interests	(131,783)	(95,094)
Contributions from noncontrolling interests	15,167	18,193
Net cash (used in) provided by financing activities	687,100	444,300
Effect of exchange rate changes on cash and cash equivalents	3,039	30,478
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	161,759	(126,925)
Cash and cash equivalents at beginning of period	457,292	522,870
Cash and cash equivalents at end of period	$ 619,051	$ 395,945